Expenses by Nature (Tables)	12 Months Ended
Dec. 31, 2018
Expenses by nature [abstract]
Schedule of Expenses by Nature

Year ended December 31,	2018	2017
		Restated (Note 5)
Raw materials and consumables used	$23,162	$32,818
Employee benefits (note 27)	17,857	18,497
Facilities	2,942	2,683
Professional services	1,311	1,220
Depreciation and amortization (note 13, 14)	706	672
Shareholder and other corporate communications	395	479
Insurance	502	504
Marketing	581	499
Other	1,351	1,503
Total	$48,807	$58,875